OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 170	$ 95
Accrued expenses	99	47
Income tax accrual	214	97
Other accounts payable	$ 483	$ 239